                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2011


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
           UNITED KINGDOM

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      07 NOVEMBER 2011
--------------------------------------     ------------     ------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------       ---------------------
[Repeat as necessary.]


                                        9


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           74
                                           ---------
Form 13F Information Table Value Total:)   4,275,192
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                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


                                       10

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

Column 1         Column 2       Column 3    Column 4              Column 5            Column 6      Column 7        Column 8
                                             Q3 2011                                                              VOTING AUTHORTIY
-----------------------------------------------------------------------------------------------------------------------------------
                     TITLE OF                  VALUE     SHRS OR             PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS         CUSIP     (X$1000)    PRN AMT   SH/PRN    CALL   DISCRETION    MANAGERS  SOLE       SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M Co                COM      88579Y101    30019.698     379,900                     SOLE          NONE                SHARED
Alcoa Inc            COM      013817101       15.064       1,400                     SOLE          NONE                SHARED
Allstate Corp        COM      020002101       21.072         800                     SOLE          NONE                SHARED
BP Plc ADR           ADR      055622104    17201.881     389,359                     SOLE          NONE                SHARED
BankAmerUSD0.01      COM      060505104    20681.274   3,028,005                     SOLE          NONE                SHARED
Baxter Intl          COM      071813109    64876.400   1,180,000                     SOLE          NONE                SHARED
CPFL EnergiaADR      ADR      126153105    55115.927   2,120,659                     SOLE          NONE                SHARED
Canon ADR            ADR      138006309    14490.000     315,000                     SOLE          NONE                SHARED
Chevron Corp         COM      166764100       42.020         400                     SOLE          NONE                SHARED
Conagra Foods        COM      205887102    83272.983   3,287,524                     SOLE          NONE                SHARED
Edison Intl          COM      281020107    63023.380   1,552,300                     SOLE          NONE                SHARED
Firstenergy Co       COM      337932107       26.976         600                     SOLE          NONE                SHARED
Gen Electric         COM      369604103    33595.889   2,010,526                     SOLE          NONE                SHARED
Genuine Parts        COM      372460105    51158.644     890,800                     SOLE          NONE                SHARED
GpoAero Pac ADS      ADR      400506101    48534.051   1,400,290                     SOLE          NONE                SHARED
Heinz H.J            COM      423074103    74217.098   1,388,793                     SOLE          NONE                SHARED
Home Depot           COM      437076102    61966.220   1,730,900                     SOLE          NONE                SHARED
ING Groep ADR        ADR      456837103     5555.520     643,000                     SOLE          NONE                SHARED
Intel Corp           COM      458140100    61536.504   2,507,600                     SOLE          NONE                SHARED
Interpublic          COM      460690100    61294.836   6,465,700                     SOLE          NONE                SHARED
IShs MSCI Taiwn      COM      464286731       49.134       3,800                     SOLE          NONE                SHARED
IShs MSCI SthK       COM      464286772       49.860         900                     SOLE          NONE                SHARED
IShs MSCI EMF        COM      464287234     1166.880      28,600                     SOLE          NONE                SHARED
ISHS DJUS F Sct      COM      464287788       30.096         600                     SOLE          NONE                SHARED
Itau Unib P ADR      ADR      465562106    64183.928   3,356,900                     SOLE          NONE                SHARED
Johnson&Johnson      COM      478160104    86142.230   1,337,820                     SOLE          NONE                SHARED
Marathon Oil         COM      565849106       21.475         825                     SOLE          NONE                SHARED
Microsoft Corp       COM      594918104   104725.324   3,932,607                     SOLE          NONE                SHARED
Nat Grid ADR         ADR      636274300     6992.376     139,652                     SOLE          NONE                SHARED
Northern Trust       COM      665859104    73185.948   1,808,400                     SOLE          NONE                SHARED
Pfizer Inc           COM      717081103   102733.033   5,334,010                     SOLE          NONE                SHARED
PLDT ADR             ADR      718252604   193963.731   3,492,325                     SOLE          NONE                SHARED
Procter&Gamble       COM      742718109    71054.496   1,110,400                     SOLE          NONE                SHARED
Reed Elsev ADR       ADR      758204200     8673.210     353,000                     SOLE          NONE                SHARED
Royal Dutch ADR      ADR      780259206       44.035         621                     SOLE          NONE                SHARED
Southwestern         COM      845467109    91836.380   2,184,500                     SOLE          NONE                SHARED
TaiwanSMC ADR        ADR      874039100   161491.931  12,796,508                     SOLE          NONE                SHARED
Tata Motors ADR      ADR      876568502    55035.245   2,744,900                     SOLE          NONE                SHARED
Telefonica ADR       ADR      879382208    14937.630     699,000                     SOLE          NONE                SHARED
Teva Pharm ADR       ADR      881624209   520400.405  12,739,300                     SOLE          NONE                SHARED
ToyotaMotor ADR      ADR      892331307    12194.000     182,000                     SOLE          NONE                SHARED
US Bancorp           COM      902973304    52702.605   2,059,500                     SOLE          NONE                SHARED
Unilever PlcADR      ADR      904767704    16956.908     503,920                     SOLE          NONE                SHARED
UPS                  COM      911312106    55475.552     789,800                     SOLE          NONE                SHARED
Wal-Mart St          COM      931142103   100303.648   1,768,400                     SOLE          NONE                SHARED
Wells Fargo          COM      949746101    38486.973   1,485,410                     SOLE          NONE                SHARED
Vale Prf ADR         ADR      91912E204   277510.370  11,758,914                     SOLE          NONE                SHARED
AT & T Inc           COM      00206R102    65056.124   2,219,588                     SOLE          NONE                SHARED
BCE Inc              COM      05534B760    95250.708   2,410,800                     SOLE          NONE                SHARED
BSCH ADR             ADR      05964H105     4622.400     540,000                     SOLE          NONE                SHARED
BanColombia ADR      ADR      05968L102    38463.134     616,594                     SOLE          NONE                SHARED
Chunghwa N ADR       ADR      17133Q502   113832.035   3,384,836                     SOLE          NONE                SHARED
Siderurgica ADR      ADR      20440W105    91954.512   9,824,200                     SOLE          NONE                SHARED
Ambev Prf ADR        ADR      20441W203   180250.260   5,345,500                     SOLE          NONE                SHARED
Duke Energy          COM      26441C105       30.630       1,500                     SOLE          NONE                SHARED
Enersis SA ADR       ADR      29274F104   227064.018  11,567,194                     SOLE          NONE                SHARED
Exxon Mobil          COM      30231G102       39.045         500                     SOLE          NONE                SHARED
France Tel ADR       ADR      35177Q105    11273.460     627,000                     SOLE          NONE                SHARED
Glaxo ADR            ADR      37733W105    18095.160     404,000                     SOLE          NONE                SHARED
Grupo Tel ADR        ADR      40049J206    32967.157   1,545,577                     SOLE          NONE                SHARED
KB Fin ADR           ADR      48241A105     4145.158     106,150                     SOLE          NONE                SHARED
KT Corp ADR          ADR      48268K101       31.692       1,900                     SOLE          NONE                SHARED
Kraft Foods          COM      50075N104    57438.386   1,632,700                     SOLE          NONE                SHARED
Marathon Petrol      COM      56585A102        9.406         262                     SOLE          NONE                SHARED
Merck & Co           COM      58933Y105   106144.770   3,076,660                     SOLE          NONE                SHARED
Novartis ADR         ADR      66987V109    17336.290     307,000                     SOLE          NONE                SHARED
Sanofi  ADR          ADR      80105N105    14335.750     401,000                     SOLE          NONE                SHARED
UnitedHealth         COM      91324P102    50293.520   1,048,000                     SOLE          NONE                SHARED
Vodafone ADR         ADR      92857W209    11303.040     406,000                     SOLE          NONE                SHARED
Wellpoint            COM      94973V107    46197.450     670,500                     SOLE          NONE                SHARED
Credicorp ADR        ADR      G2519Y108   232065.378   2,133,346                     SOLE          NONE                SHARED
                                         -----------
                                         4275192.323
                                         ===========
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